Inventories (Details) - Schedule of inventory reserve - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Inventory Reserve Abstract
Balance at beginning of year	¥ 13,393	¥ 5,962	¥ 6,457
Additional charge (written off), net	(2,467)	7,589	(450)
Foreign currency translation difference	(134)	(158)	(45)
Balance at the end of year	¥ 10,792	¥ 13,393	¥ 5,962